NOTE 22. Condensed Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and administrative expenses	$ 46,598	$ 49,927	$ 41,951
Litigation expense	4,350	0	0
Interest expense	12,066	7,626	10,621
Total operating expenses	72,060	56,351	56,466
Income from operations	15,540	17,144	32,356
Net income (loss)	10,166	11,828	23,549
AUTOCHINA INTERNATIONAL LIMITED
Equity in profit of subsidiaries	16,330	16,125	29,630
General and administrative expenses	2,168	4,620	6,140
Litigation expense	4,350	0	0
Other income	(354)	(323)	(59)
Total operating expenses	6,164	4,297	6,081
Income from operations	10,166	11,828	23,549
Net income (loss)	$ 10,166	$ 11,828	$ 23,549